DEBT - Summary of Our Debt and Capital Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 72,317
Long-term debt, net of current maturities	63,459	61,086
Long-term Debt and Capital Lease Obligations, Current	(1,861)	(615)
Long-term debt, net of current maturities	61,598	60,471
Senior secured credit facility due 2015
Debt Instrument [Line Items]
Long-term debt	13,300	0
Senior secured credit facility due 2014
Debt Instrument [Line Items]
Long-term debt	0	15,116
Convertible secured notes due 2015, net of discount
Debt Instrument [Line Items]
Long-term debt	46,142	43,844
Notes payable and other financing
Debt Instrument [Line Items]
Long-term debt	4,017	1,687
Capital leases
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 439